Interest-bearing loans and borrowings - Venture Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Repayment of venture debt	$ 0	$ 0	$ 7,869,000
Interest on loans	9,584,000	8,146,000	7,462,000
Interest paid, classified as financing activities	1,356,000	1,467,000	5,310,000
Other finance income	$ 0	$ 0	$ 5,177,000